Other Borrowed Funds	3 Months Ended
Mar. 31, 2011
Other Borrowed Funds [Abstract]
OTHER BORROWED FUNDS
NOTE 18 — OTHER BORROWED FUNDS
The following table details the components of other borrowed funds.

(in millions)	March 31, 2011	December 31, 2010

Advances from Federal Home Loan Banks(a)	$1,500	$2,250
Other	35,204	32,075

Total other borrowed funds(b)(c)	$36,704	$34,325

(a)	Effective January 1, 2011, $23.0 billion of long-term advances from FHLBs were reclassified from other borrowed funds to long-term debt. The prior-year period has been revised to conform with the current presentation.

(b)	Includes other borrowed funds of $10.6 billion and $9.9 billion accounted for at fair value at March 31, 2011, and December 31, 2010, respectively.

(c)	Includes other borrowed funds of $16.4 billion and $14.8 billion secured by assets totaling $16.3 billion and $15.0 billion at March 31, 2011, and December 31, 2010, respectively.
As of March 31, 2011, and December 31, 2010, JPMorgan Chase had no significant lines of credit for general corporate purposes.